Loss per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss Per Common Share
Schedule of Loss Per Common Share

The amounts shown in the accompanying Consolidated Statements of Comprehensive Loss for the years ended December 31, 2019, 2020 and 2021, are analyzed as follows:

	Year ended December 31,
	2019	2020	2021
Net loss	$(8,330)	$(6,900)	$(12,338)

Dividend Series A Convertible Preferred Stock	—	(82)	(555)

Net loss available to common stockholders	$(8,330)	$(6,982)	$(12,893)

Weighted average number of common shares, basic and diluted	21,161,164	21,548,126	35,979,071

Loss per common share, basic and diluted	$(0.39)	$(0.32)	$(0.36)